INCOME TAXES (Details Narrative) (USD $)	9 Months Ended			12 Months Ended
	Jul. 31, 2013	Jul. 31, 2012	Oct. 31, 2012 Alternatve Minimum Tax Credit Carryforward	Oct. 31, 2012 Federal	Oct. 31, 2012 State
Effective income tax rate	34.00%	34.00%
Tax credit carryforward			$ 424,000
Operating loss carryforwards				$ 6,276,000	$ 25,305,000
Expirations				2025 to 2032	2020 to 2032